May 9, 2002


Dear Fellow Shareholder,

     The April tax season has just passed, and as Hawaii taxpayers, many of us felt the impact of paying high taxes. In this tough economy, every dollar we save makes a difference. We believe that investing in tax-free funds such as the Hawaii Municipal Fund and the Hawaii Intermediate Fund can help reduce our tax burden.

     We are very proud to announce the Morningstar RatingsTM for our Funds. Morningstar, Inc. is an independent mutual fund rating organization that awards its coveted 5 star rating to the top 10% of funds in an investment category. The Morningstar RatingsTM for our Funds are as follows:

                              Hawaii Municipal Fund
                                      ooooo
     Overall, 3-year and 5-year Morningstar Rating among 1,658, 1,658 and 1,507 municipal funds respectively for the periods ending March 31, 2002

                            Hawaii Intermediate Fund
                                      ooooo
     Overall, 3-year and 5-year Morningstar Rating among 1,658, 1,658 and 1,507 municipal funds, respectively, for the periods ending March 31, 2002

         On the following pages you will find our March 31, 2002 semi-annual report and privacy notice. The privacy notice informs you about our policy for protecting confidential information about you and your accounts. If you have any questions or would like us to provide information about the Funds to your family or friends, please call us at 988-8088.

         Thank you for your business. As always, we look forward to providing you with the high level of service that you have come to expect.

Warmest Aloha,



Terrence K.H. Lee
President and CEO        First Pacific Securities, Inc., Distributor/Member SIPC

Before investing, read the prospectus carefully for complete information including all fees and expenses. Call 988-8088 for a free prospectus. Funds' yields, share prices and investment returns fluctuate so that you may receive more or less than your original investment upon redemption. Past performance is no guarantee of future results. Some income may be subject to the federal alternative minimum tax for certain investors. Hawaii Municipal Fund and Hawaii Intermediate Fund are series of First Pacific Mutual Fund, Inc. Morningstar proprietary ratings reflect historical risk adjusted performance as of March 31, 2002. The ratings are subject to monthly changes. Ratings are calculated from the fund's 3-, 5- and 10-year average annual returns (when applicable) in excess of 90-day Treasury bill returns (with appropriate fee adjustments) and risk factors that reflect fund performance below 90-day Treasury bill returns. The top 10% of the funds in an investment category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. Overall rating is a weighted average of a fund's 3-, 5- and 10-year ratings, when applicable. The Hawaii Municipal Fund received a 4-star rating for the 10-year period among 505 municipal funds rated for the period ending March 31, 2002. Some of the Fund's fees were waived during the period and had a material effect on returns. If such expenses had been paid by the Fund, returns would have been lower.

                         First Pacific Mutual Fund, Inc.

                                 Privacy Notice

First Pacific Mutual Fund, Inc. ("First Pacific") is dedicated to protecting the privacy of your nonpublic personal information. We maintain information about you in order to provide services necessary to you as a shareholder of a First Pacific fund. We want you to understand what information we collect, and how we use and protect it.

                          What Information We Collect

"Nonpublic personal information" is personally identifiable financial information about you that we obtain in connection with selling shares of First Pacific to you and providing services to you as a fund shareholder. This includes, for example, your name, address, social security number, age, and account balance. It may also include other information that you provide to us, such as information on applications or other forms, or information about your transactions with us.

                             Our Security Procedures

To maintain security of customer information, we restrict access to nonpublic personal information and account information to our affiliates and their employees who need to know that information to provide you products or services. We maintain physical, electronic and procedural safeguards to guard nonpublic personal information.

                          What Information We Disclose

First Pacific does not disclose nonpublic personal information about you to any non-affiliated third party companies. We may disclose nonpublic personal information about you that is necessary to process transactions, maintain or service your account with us or provide records, statements or confirmations requested to administer your account. This information may be provided to affiliated third parties, including First Pacific Securities, Inc., First Pacific Recordkeeping, Inc. and First Pacific Corporation. We may also disclose information about you to third parties that assist us in servicing or maintaining your mutual fund account. Otherwise, we do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law, such as sending annual income statements to the IRS or in response to subpoenas. The confidentiality of your nonpublic personal information will continue to be maintained consistent with this privacy notice even if you decide to close your accounts(s), your account becomes inactive, or when you otherwise cease to do business with us. Because we already limit the sharing of your nonpublic personal information as outlined above, no action is necessary on your part to limit such sharing.


--------------------------------------------------------------------------------
See accompanying notes to financial statements.
HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2002 (Unaudited)
---------------------------------------------------------------------------------------------

                                                                                   Value
    Par Value                                                                   (Note 1 (A))
                         HAWAII MUNICIPAL BONDS (95.69%)
                 Hawaii County
                    General Obligation Bonds (1.92%)
$     300,000          5.600%,       5/01/11                                  $      322,506
    1,000,000          5.625%,       5/15/18                                       1,035,150
    1,000,000          5.625%,       5/15/19                                       1,032,460
                                                                              --------------
                                                                                   2,390,116

                 Hawaii State
                    General Obligation Bonds (6.66%)
      135,000          6.000%,      10/01/08                                         148,285
      300,000          6.250%,       1/01/14                                         321,714
    1,000,000          5.000%,       5/01/16                                       1,002,730
      555,000          5.000%,       5/01/18                                         546,547
    1,750,000          5.500%,       5/01/20                                       1,784,195
    3,000,000          5.000%,       8/01/20                                       2,922,510
    1,580,000          5.125%,       2/01/22                                       1,557,643
                                                                              --------------
                                                                                   8,283,624

                    Airport Systems Revenue Bonds (0.36%)
      385,000          6.900%,       7/01/12                                         445,383
                                                                              --------------

                    Department of Budget & Finance
                    Special Purpose Revenue Bonds
                       Hawaiian Electric Company, Inc. (16.25%)
    3,000,000          5.750%,      12/01/18                                       3,113,640
      100,000          7.600%,       7/01/20                                         100,582
      565,000          6.550%,      12/01/22                                         590,425
      750,000          6.600%,       1/01/25                                         803,235
      625,000          6.200%,       5/01/26                                         661,706
      600,000          5.875%,      12/01/26                                         623,874
   10,050,000          5.650%,      10/01/27                                      10,315,019
    3,750,000          6.200%,      11/01/29                                       3,993,338
                                                                              --------------
                                                                                  20,201,819

                       Citizens Utilities Company (4.30%)
    3,500,000          6.660%,      11/01/21                                       3,413,935
    2,000,000          6.600%,       7/01/22                                       1,932,680
                                                                              --------------
                                                                                   5,346,615

                       Kapiolani Health Care System (4.95%)
      400,000          6.300%,       7/01/08                                         414,176
    1,500,000          6.000%,       7/01/11                                       1,551,840
    1,650,000          6.400%,       7/01/13                                       1,685,541
      700,000          6.200%,       7/01/16                                         713,314
    1,390,000          6.000%,       7/01/19                                       1,389,847
      400,000          6.250%,       7/01/21                                         405,100
                                                                              --------------
                                                                                   6,159,818




HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2002 (Unaudited)
--------------------------------------------------------------------------------------------

                                                                                   Value
    Par Value                                                                  (Note 1 (A))
                       The Queen's Health Systems (4.16%)
$     300,000          5.200%,       7/01/04                                  $      311,691
      250,000          6.125%,       7/01/11                                         257,572
    1,020,000          6.000%,       7/01/20                                       1,032,577
      600,000          6.200%,       7/01/22                                         618,288
    2,735,000          5.750%,       7/01/26                                       2,717,031
      250,000          5.000%,       7/01/28                                         236,035
                                                                              --------------
                                                                                   5,173,194

                       St. Francis Medical Center (2.29%)
    2,765,000          6.500%,       7/01/22                                       2,845,157
                                                                              --------------

                       Wahiawa General Hospital (1.85%)
    2,530,000          7.500%,       7/01/12                                       2,297,746
                                                                              --------------

                       Wilcox Hospital (1.84%)
      250,000          4.800%,       7/01/04                                         253,488
      500,000          4.900%,       7/01/05                                         507,450
      700,000          5.250%,       7/01/13                                         660,317
      845,000          5.350%,       7/01/18                                         760,103
      115,000          5.500%,       7/01/28                                         103,132
                                                                              --------------
                                                                                   2,284,490

                    Department of Transportation
                       Matson Terminals, Inc. (2.24%)
    2,760,000          5.750%,       3/01/13                                       2,781,114
                                                                              --------------

                    Harbor Capital Improvements Revenue Bonds (2.65%)
      400,000          5.650%,       7/01/02                                         403,604
      205,000          6.200%,       7/01/03                                         210,863
      310,000          6.300%,       7/01/04                                         318,875
      200,000          6.200%,       7/01/08                                         205,678
      300,000          6.250%,       7/01/15                                         321,498
      500,000          5.500%,       7/01/19                                         495,560
      800,000          6.500%,       7/01/19                                         823,288
      500,000          5.750%,       7/01/29                                         512,555
                                                                              --------------
                                                                                   3,291,921

                    Highway Revenue Bonds (4.39%)
      200,000          5.000%,       7/01/09                                         203,518
      150,000          5.000%,       7/01/11                                         151,869
    1,000,000          5.600%,       7/01/14                                       1,045,940
    1,100,000          5.000%,       7/01/16                                       1,102,860
    1,000,000          5.375%,       7/01/19                                       1,014,100
    2,000,000          5.000%,       7/01/22                                       1,940,380
                                                                              --------------
                                                                                   5,458,667







HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2002 (Unaudited)
--------------------------------------------------------------------------------------------

                                                                                   Value
    Par Value                                                                  (Note 1 (A))
                    Housing Authority Single Family
                       Mortgage Special Purpose Revenue Bonds (9.13%)
$     500,000          5.550%,       7/01/07                                  $      514,205
      400,000          7.000%,       7/01/11                                         408,332
      150,000          5.700%,       7/01/13                                         153,498
      510,000          6.900%,       7/01/16                                         516,951
      190,000          6.750%,       7/01/20                                         192,679
      540,000          7.100%,       7/01/24                                         546,799
    4,540,000          5.900%,       7/01/27                                       4,607,649
        5,000          7.800%,       7/01/29                                           5,014
    1,495,000          5.750%,       7/01/30                                       1,500,995
    3,000,000          5.375%,       7/01/33                                       2,911,410
                                                                              --------------
                                                                                  11,357,532

                    Department of Hawaiian Homelands (2.20%)
    1,355,000          4.100%,       7/01/07                                       1,334,824
    1,465,000          4.250%,       7/01/09                                       1,406,532
                                                                              --------------
                                                                                   2,741,356

                    Housing Authority Multi-Family
                       Mortgage Revenue Bonds (6.85%)
      215,000          4.900%,       7/01/02                                         216,456
    1,000,000          5.700%,       7/01/18                                       1,002,830
    2,955,000          5.600%,       7/20/21                                       2,886,621
    2,365,000          6.100%,       7/01/30                                       2,400,688
    2,000,000          5.700%,       7/20/31                                       2,015,000
                                                                              --------------
                                                                                   8,521,595

                    Public Housing Authority Bonds (.21%)
      250,000          5.750%,       8/01/04                                         255,395
                                                                              --------------

                    University Faculty Housing (2.19%)
      345,000          4.550%,      10/01/02                                         349,202
      800,000          5.650%,      10/01/16                                         831,816
    1,500,000          5.700%,      10/01/25                                       1,538,145
                                                                              --------------
                                                                                   2,719,163

                    University of Hawaii - Revenue Bonds (.50%)
      100,000          5.450%,      10/01/06                                         103,654
      500,000          5.700%,      10/01/17                                         518,880
                                                                              --------------
                                                                                     622,534











HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2002 (Unaudited)
--------------------------------------------------------------------------------------------

                                                                                   Value
    Par Value                                                                  (Note 1 (A))
                 Honolulu City & County
                    Board of Water Supply (2.76%)
$     200,000          5.000%,       7/01/04                                  $      208,566
      500,000          5.800%,       7/01/16                                         544,115
      750,000          5.800%,       7/01/21                                         816,172
    1,890,000          5.250%,       7/01/31                                       1,862,047
                                                                              --------------
                                                                                   3,430,900

                    Waste & Water System (.81%)
    1,000,000          5.250%,       7/01/18                                       1,007,250
                                                                              --------------

                    General Obligation Bonds (3.11%)
      100,000          7.300%,       7/01/03                                         105,713
      200,000          7.350%,       7/01/06                                         226,986
      105,000          5.500%,       9/01/16                                         114,185
    1,000,000          5.125%,       7/15/20                                         988,810
    1,250,000          5.125%,       7/15/21                                       1,232,587
    1,210,000          5.250%,       9/01/24                                       1,202,062
                                                                              --------------
                                                                                   3,870,343

                    Halawa Business Park (.61%)
      370,000          6.500%,      10/15/02                                         377,489
      365,000          6.600%,      10/15/03                                         382,914
                                                                              --------------
                                                                                     760,403

                    Housing Authority Multi-Family
                       Mortgage Revenue Bonds
                       Hale Pauahi (.35%)
      415,000          6.800%,       7/01/28                                         436,326
                                                                              --------------

                       Maunakea Apartments (.87%)
    1,014,000          5.750%,      11/20/09                                       1,078,206
                                                                              --------------

                       Waipahu Project (3.54%)
    4,200,000          6.900%,       6/20/35                                       4,400,592
                                                                              --------------
















HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2002 (Unaudited)
--------------------------------------------------------------------------------------------

                                                                                   Value
    Par Value                                                                  (Note 1 (A))
                 Kauai County
                    General Obligation Bonds (6.46%)
$   1,690,000          5.850%,       8/01/07                                  $    1,827,633
      250,000          5.900%,       2/01/10                                         267,478
      250,000          5.900%,       2/01/11                                         267,478
      295,000          5.900%,       2/01/12                                         315,623
      595,000          6.250%,       8/01/19                                         670,131
      695,000          6.250%,       8/01/22                                         782,758
    1,000,000          5.000%,       8/02/24                                         960,930
    3,065,000          5.000%,       8/01/25                                       2,934,584
                                                                              --------------
                                                                                   8,026,615

                    Housing Authority Paanau Project (1.22%)
    1,630,000          7.250%,       4/01/12                                       1,517,352
                                                                              --------------

                 Maui County
                    General Obligation Bonds (1.02%)
      235,000          5.750%,       6/01/13                                         254,952
      500,000          5.300%,       9/01/14                                         515,415
      500,000          5.000%,       9/01/17                                         497,320
                                                                              --------------
                                                                                   1,267,687
                    Total Hawaii Municipal Bonds (Cost $117,625,753)             118,972,913
                                                                              --------------

























HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2002 (Unaudited)
--------------------------------------------------------------------------------------------

                                                                                   Value
    Par Value                                                                  (Note 1 (A))
                       PUERTO RICO MUNICIPAL BONDS (.88%)
                 Puerto Rico Commonwealth
                    General Obligation Bonds (.29%)
$     350,000          6.250%,       7/01/10                                  $      359,025
                                                                              --------------

                    Housing Finance Corp.
                        Multi-Family Mortgage Revenue Bonds (.40%)
      150,000           7.500%,     10/01/15                                         151,311
      345,000           7.500%,      4/01/22                                         345,593
                                                                              --------------
                                                                                     496,904

                        Single-Family Mortgage Revenue Bonds (.19%)
      230,000           6.250%,      4/01/29                                         237,040
                                                                              --------------
                    Total Puerto Rico Municipal Bonds (Cost $1,074,319)            1,092,969
                                                                              --------------


                      VIRGIN ISLANDS MUNICIPAL BONDS (.10%)
                 Virgin Islands
                    Public Finance Authority, Series A (.10%)
      100,000           7.300%,     10/01/18                                         122,956
                                                                              --------------
                    Total Virgin Islands Municipal Bonds (Cost $99,625)              122,956
                                                                              --------------

                    Total Investments (Cost $118,799,697) (a)  96.67%            120,188,838
                    Other Assets Less Liabilities               3.33%              4,143,517
                                                              ------          --------------
                    Net Assets                                100.00%         $  124,332,355
                                                              ======          ==============

                 (a) Aggregate cost for federal income tax purposes is $118,799,697.

                    At March 31, 2002, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
                    Gross unrealized appreciation                              $  2,479,907
                    Gross unrealized depreciation                                (1,090,766)
                                                                              -------------
                    Net unrealized appreciation                                $  1,389,141
                                                                              =============



HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS

March 31, 2002 (Unaudited)
-----------------------------------------------------------------------------------------

                                                                                 Value
    Par Value                                                                 Note 1 (A))
                         HAWAII MUNICIPAL BONDS (81.81%)
                 Hawaii State
                    Airport Systems Revenue Bonds (4.80%)
   $250,000            5.700%,       7/01/07                                  $   268,300
                                                                              -----------

                    General Obligation Bonds (7.55%)
    150,000            5.900%,      10/01/06                                      162,772
    250,000            5.250%,       5/01/23                                      259,535
                                                                              -----------
                                                                                  422,307

                    Department of Budget & Finance
                       Special Purpose Revenue Bonds
                       Citizens Utilities Company (3.45%)
    200,000            6.600%,       7/01/02                                      193,268
                                                                              -----------

                       Kapiolani Health Care Systems (3.73%)
    200,000            5.500%,       7/01/05                                      208,474
                                                                              -----------

                       The Queen's Health Systems (3.71%)
    200,000            5.200%,       7/01/04                                      207,794
                                                                              -----------

                       St. Francis Medical Center (3.61%)
    200,000            6.000%,       7/01/22                                      201,996
                                                                              -----------

                       Wilcox Hospital (4.53%)
    250,000            4.800%,       7/01/04                                      253,488
                                                                              -----------

                    Harbor Capital Improvements Revenue Bonds (3.61%)
    100,000            5.650%,       7/01/02                                      100,901
    100,000            5.850%,       7/01/02                                      100,974
                                                                              -----------
                                                                                  201,875

                    Highway & Transportation Authority (5.14%)
    275,000            5.000%,       7/01/06                                      287,587
                                                                              -----------

                    Housing Authority
                       Single Family Special Purpose Mortgage
                       Revenue Bonds (10.68%)
    300,000            4.800%,       7/01/07                                      305,970
    300,000            4.650%,       7/01/12                                      289,326
                                                                              -----------
                                                                                  595,296

                       Public Housing Authority Bonds (3.68%)
    200,000            5.550%,       7/01/07                                      205,682
                                                                              -----------

                    University of Hawaii
                       University Revenue Bonds (3.33%)
    180,000            5.450%,      10/01/06                                      186,577
                                                                              -----------





HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2002 (Unaudited)
-----------------------------------------------------------------------------------------

                                                                                 Value
    Par Value                                                                 Note 1 (A))
                 Honolulu City & County
                    Board of Water Supply (3.73%)
   $200,000            5.000%,       7/01/04                                  $   208,566
                                                                              -----------

                    General Obligation Bonds (3.69%)
    100,000            5.000%,      10/01/02                                      101,411
    100,000            5.375%,       9/01/12                                      105,237
                                                                              -----------
                                                                                  206,648

                    Waste System Revenue (3.82%)
    200,000            5.500%,       7/01/11                                      213,726
                                                                              -----------

                    Multi-Family Mortgage Purpose Revenue Bond (3.63%)
    191,000            5.750%,      11/20/09                                      203,094
                                                                              -----------

                 Kauai County
                    General Obligation Bonds (3.68%)
    100,000            4.400%,       8/01/03                                      102,397
    100,000            4.550%,       8/01/05                                      103,299
                                                                              -----------
                                                                                  205,696

                 Maui County
                    General Obligation Bonds (5.48%)
    300,000            4.650%,      03/01/07                                      306,861
                                                                              -----------
                    Total Investments (Cost $4,514,650) (a)    81.81%           4,577,235
                    Other Assets Less Liabilities              18.19%           1,017,764
                                                              ------          -----------
                    Net Assets                                100.00%         $ 5,594,999
                                                              ======          ===========

                 (a)Aggregate cost for federal income tax purposes is $4,514,650.

                    At March 31, 2002, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
                      Gross unrealized appreciation                             $  95,451
                      Gross unrealized depreciation                               (32,866)
                                                                              -----------
                         Net unrealized appreciation                            $  62,585
                                                                              ===========




HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2002 (Unaudited)
-----------------------------------------------------------------------------------------------------

                                                                   Municipal          Intermediate
                                                                       Fund                  Fund
ASSETS
    Investments at market value
       (Identified cost $118,799,697 and $4,514,650
        respectively) (Note 1 (A))                              $    120,188,838        $   4,577,235
    Cash                                                               3,027,968            1,219,646
    Interest receivable                                                1,861,740               54,125
    Subscriptions receivable                                              46,400                  416
    Other assets                                                          24,260               10,286
                                                                ----------------        -------------
          Total assets                                               125,149,206            5,861,708
                                                                ----------------        -------------


LIABILITIES
    Payable for investment securities purchased                          505,660              258,715
    Distributions payable                                                181,494                1,489
    Redemptions payable                                                   13,514                  -
    Management fee payable                                                50,480                2,379
    Distribution plan payable                                             15,144                  714
    Shareholder servicing fee payable                                     10,096                  -
    Accrued expenses                                                      40,463                3,412
                                                                ----------------        -------------
          Total liabilities                                              816,851              266,709
                                                                ----------------        -------------

NET ASSETS
    (Applicable to 11,601,658 and 1,099,843 shares outstanding,
     $.01 par value, 20,000,000 shares authorized)              $    124,332,355        $   5,594,999
                                                                ================        =============


NET ASSET VALUE, OFFERING AND REPURCHASE
    PRICE PER SHARE
    ($124,332,355    )  11,601,658 shares)                              $  10.72
                                                                        ========
        ($5,594,999  )    1,099,843 shares)                                                   $  5.09
                                                                                              =======

NET ASSETS
    At March 31, 2002, net assets consisted of:
       Paid-in capital                                          $    123,426,155        $   5,538,430
       Accumulated net realized loss on investments                     (482,941)              (6,016)
       Net unrealized appreciation                                     1,389,141               62,585
                                                                ----------------        -------------
                                                                $    124,332,355        $   5,594,999
                                                                ================        =============



HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

STATEMENT OF OPERATIONS

For the six months ended March 31, 2002 (Unaudited)
---------------------------------------------------------------------------------------------------

                                                                    Municipal         Intermediate
                                                                        Fund                 Fund
INVESTMENT INCOME
    Interest income                                                $   3,306,374         $  101,754
                                                                   -------------         ----------

    Expenses
       Management fee (Note 2)                                           309,106             10,518
       Distribution costs (Notes 2 and 3)                                 92,732              3,003
       Transfer agent fees (Note 2)                                       48,901              2,178
       Shareholder services (Note 2)                                      61,821                -
       Administration fee (Note 2)                                        12,364                526
       Accounting fees                                                    47,912              1,256
       Legal and audit fees                                               23,303                676
       Printing                                                           12,364                563
       Miscellaneous                                                       3,646                226
       Portfolio pricing fee                                               6,271                269
       Custodian fees                                                     10,921                469
       Insurance                                                           3,091                526
       Registration fees                                                   3,646                113
       Directors fees                                                      1,268                113
                                                                   -------------         ----------
       Total expenses                                                    637,346             20,436
       Fee reductions (Note 5)                                           (41,171)            (1,768)
                                                                   -------------         ----------
       Net expenses                                                      596,175             18,668
                                                                   -------------         ----------
          Net investment income                                        2,710,199             83,086
                                                                   -------------         ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
    Net realized gain from security transactions                         128,331                355
    Change in unrealized appreciation of investments                  (2,114,288)           (82,429)
                                                                   -------------         ----------
          Net loss on investments                                     (1,985,957)           (82,074)
                                                                   -------------         ----------

Net increase in net assets
    RESULTING FROM OPERATIONS                                      $     724,242         $    1,012
                                                                   =============         ==========



HAWAII MUNICIPAL FUND


STATEMENT OF CHANGES IN NET ASSETS


---------------------------------------------------------------------------------------------------

                                                                  For The Six
                                                               Months Ended             For The
                                                                    March 31,         Year Ended
                                                                         2002       September 30,
                                                                  (Unaudited)                2001
INCREASE (DECREASE) IN NET ASSETS FROM
    Operations
       Net investment income                                    $      2,710,199     $    5,406,026
       Net realized gain (loss) on investments                           128,331           (261,878)
       Increase (decrease) in unrealized appreciation
          (depreciation) of investments                               (2,114,288)         3,884,053
                                                                ----------------     --------------
          Net increase in net assets resulting from operations           724,242          9,028,201

    Distributions to shareholders from:
       Net investment income
          ($.26 and $0.50 per share, respectively)                    (2,710,199)        (5,406,026)

    Capital share transactions (a)
       Increase in net assets resulting from capital
          share transactions                                           4,847,550          5,984,549
                                                                ----------------     --------------

             Total increase in net assets                              2,861,593          9,606,724

NET ASSETS
    Beginning of period                                              121,470,762        111,864,038
                                                                ----------------     --------------
    End of period                                               $    124,332,355     $  121,470,762
                                                                ================     ==============


(a) Summary of capital share activity follows:

                                       For the six months ended
                                                March 31, 2002             For the year ended
                                                    (Unaudited)            September 30, 2001
                                       ------------------------------ -----------------------------
                                         Shares           Value          Shares             Value
                                         ------           -----          ------             -----

      Shares sold                          689,750  $    7,489,360      1,210,919   $    13,074,390
      Shares issued on
         reinvestment of distributions     167,146       1,812,447        336,073         3,621,390
                                        ----------  --------------    -----------   ---------------
                                           856,896       9,301,807      1,546,992        16,695,780
      Shares redeemed                     (410,424)     (4,454,257)      (994,022)      (10,711,231)
                                        ----------  --------------    -----------   ---------------
         Net increase                      446,472  $    4,847,550        552,970   $     5,984,549
                                        ==========  ==============    ===========   ===============








HAWAII INTERMEDIATE FUND


STATEMENT OF CHANGES IN NET ASSETS


---------------------------------------------------------------------------------------------------

                                                                   For The Six
                                                                Months Ended             For The
                                                                     March 31,         Year Ended
                                                                          2002       September 30,
                                                                   (Unaudited)                2001
INCREASE (DECREASE) IN NET ASSETS FROM
    Operations
       Net investment income                                        $     83,086      $     184,667
       Net realized gain (loss) on investments                               355             (6,371)
       Increase (decrease) in unrealized appreciation
          (depreciation) of investments                                  (82,429)           154,001
                                                                    ------------       ------------
          Net increase in net assets resulting from operations             1,012            332,297

    Distributions to shareholders from
       Net investment income
          ($.08 and $0.21 per share, respectively)                       (83,086)          (184,667)
       Capital gains
          ($0 and $0.004 per share, respectively)                            -               (3,548)

    Capital share transactions (a)
       Increase in net assets resulting from capital
          share transactions                                             733,537            280,068
                                                                    ------------       ------------
          Total increase in net assets                                   651,463            424,150

NET ASSETS
    Beginning of period                                                4,943,536          4,519,386
                                                                    ------------       ------------
    End of period                                                   $  5,594,999       $  4,943,536
                                                                    ============       ============


(a)   Summary of capital share activity follows:

                                        For the six months ended
                                             March 31, 2002                    For the year ended
                                                    (Unaudited)                September 30, 2001
                                        ---------------------------------- ------------------------
                                          Shares              Value       Shares             Value
                                          ------              -----       ------             -----

      Shares sold                          209,605     $   1,075,625      254,208    $    1,295,746
      Shares issued on
         reinvestment of distributions      13,271            68,255       31,772           161,732
                                         ---------     -------------   ----------    --------------
                                           222,876         1,143,880      285,980         1,457,478
      Shares redeemed                      (79,926)         (410,343)    (231,546)       (1,177,410)
                                         ---------     -------------   ----------    --------------
         Net increase                      142,950      $    733,537       54,434    $      280,068
                                         =========     =============   ==========    ==============



HAWAII MUNICIPAL FUND


FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)


                                                                For The Six
                                                                Months Ended
                                                              March 31, 2002             Years Ended September 30,
                                                                                -------------------------------------------------
                                                                 (Unaudited)     2001       2000       1999       1998       1997
                                                                 ----------      ----       ----       ----       ----       ----
Net asset value
    Beginning of period                                             $ 10.89    $10.55    $ 10.68     $11.23     $11.10     $10.89
                                                                    -------    ------    -------     ------     ------     ------
Income from investment operations
    Net investment income                                               .26       .50        .52        .55        .55        .54
    Net gain (loss) on securities (both realized and unrealized)       (.17)      .34       (.13)      (.55)       .13        .21
                                                                    -------    ------    -------     ------     ------     ------
      Total from investment operations                                  .09       .84        .39          -        .68        .75
                                                                    -------    ------    -------     ------     ------     ------
Less distributions
    Dividends from net investment income                               (.26)     (.50)      (.52)      (.55)      (.55)      (.54)
    Distributions from capital gains                                      -         -          -          -          -          -
                                                                    -------     -----    -------     ------     ------     ------
        Total distributions                                            (.26)     (.50)      (.52)      (.55)      (.55)      (.54)
                                                                    -------     -----    -------     ------     ------     ------
    End of period                                                   $ 10.72    $10.89    $ 10.55     $10.68     $11.23     $11.10
                                                                    =======     =====    =======     ======     ======     ======

Total return                                                           .83%      8.11%      3.79%      (.07)%     6.28%      7.09%
Ratios/Supplemental Data
    Net assets, end of period (in 000's)                          $124,332   $121,471   $111,864   $116,449   $112,346   $106,380
    Ratio of expenses to average net assets (a)                       1.04%*     1.03%       .98%       .94%       .89%       .98%
    Ratio of net investment income to average net assets              4.42%*     4.64%      4.83%      4.88%      4.90%      4.99%
Portfolio turnover                                                    6.88%     22.06%     20.96%     10.83%      7.35%      3.21%

  *  Annualized
(a) Ratios of expenses to average net assets after the reduction of custodian fees and other expenses under a custodian arrangement were .97%, .94%, .91%, .87%, .85% and .94% for the six months ended March 31, 2002 and for the years ended September 30, 2001, 2000, 1999, 1998 and 1997, respectively.

----------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.


HAWAII INTERMEDIATE FUND


FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)


                                                                 For The Six
                                                              Months Ended
                                                              March 31, 2002              Years Ended September 30,
                                                                                        ------------------------------------
                                                                 (Unaudited)     2001       2000       1999       1998       1997
                                                                  ---------      ----       ----       ----       ----       ----
Net asset value
    Beginning of period                                               $5.17      $5.01     $5.03      $5.18      $5.15      $5.12
                                                                      -----      -----     -----      -----      -----      -----

Income from investment operations
    Net investment income                                               .08        .21       .21        .22        .22        .22
    Net gain (loss) on securities (both realized and unrealized)       (.08)       .16      (.02)      (.14)       .04        .04
                                                                      -----      -----     -----      -----      -----      -----
      Total from investment operations                                   -         .37       .19        .08        .26        .26
                                                                      -----      -----     -----      -----      -----      -----

Less distributions
    Dividends from net investment income                               (.08)      (.21)    (.21)       (.22)      (.22)      (.22)
    Distributions from capital gains                                      -          -         -       (.01)      (.01)      (.01)
                                                                      -----      -----     -----      -----      -----      -----


        Total distributions                                            (.08)      (.21)     (.21)      (.23)      (.23)      (.23)
                                                                      -----      -----     -----      -----      -----      -----


    End of period                                                     $5.09      $5.17     $5.01      $5.03      $5.18      $5.15
                                                                      =====      =====     =====      =====      =====      =====

Total return                                                           .03%       7.61%     3.97%      1.51%      5.08%      5.17%

Ratios/Supplemental Data
    Net assets, end of period (in 000's)                            $5,595      $4,944    $4,519     $5,493     $5,911     $6,402

    Ratio of expenses to average net assets
      Before expense reimbursements                                    .77%*       .88%      .85%       .98%      1.49%      1.43%
      After expense reimbursements                                     .77%*(a)    .88%(a)   .85%(a)     89%(a)    .85%(a)    86%(a)

    Ratio of net investment income to average net assets
      Before expense reimbursements                                   3.15%*      4.12%     4.07%      4.07%      3.53%      3.67%
      After expense reimbursements                                    3.15%*      4.12%     4.07%      4.18%      4.17%      4.24%

Portfolio turnover                                                    8.58%      19.28%     4.22%      3.32%     14.57%     17.36%

 *   Annualized

(a) Ratios of expenses to average net assets after the reduction of custodian fees and other expenses under a custodian arrangement were .71%, .79%, .77%, .75%, .73% and .75% for the six months ended March 31, 2002 and for the years ended September 30, 2001, 2000, 1999 ,1998 and 1997, respectively.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------


HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

(1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Hawaii Municipal Fund (formerly First Hawaii Municipal Bond Fund) and Hawaii Intermediate Fund (formerly First Hawaii Intermediate Municipal
     Fund) ("Funds") are each a series of shares of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end management company.

     The investment objective of the Funds is to provide investors with the maximum level of income exempt from federal and Hawaii income taxes consistent with the preservation of capital. The Funds seek to achieve their objective by investing primarily in municipal securities which pay interest that is exempt from federal and Hawaii income taxes.

     The Funds are subject to the risk of price fluctuation of the municipal securities held in their portfolios which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities' yield, and general economic and interest rate conditions.

     Since the Funds invest primarily in obligations of issuers located in Hawaii, the marketability and market value of these obligations may be affected by certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations, voter initiatives, and other political and economic developments. If any such problems arise, they could adversely affect the ability of various Hawaiian issuers to meet their financial obligation.

     In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

      (A) SECURITY VALUATION

          Portfolio securities, which are fixed income securities, are valued by an independent pricing service using market quotations, prices provided by market-makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Directors.

      (B) FEDERAL INCOME TAXES

          It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute their taxable income, if any, to their shareholders. Therefore, no federal income tax provision is required. At September 30, 2001, the Hawaii Municipal Fund had an unused capital loss carryforward of $502,318 of which, $189,023 expires in 2004, $29,000 expires in 2005, $190,181 expires in 2008 and $94,114 expires in 2009.

HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

      (C) SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS

          Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Bond discounts and premiums are amortized as required by the Internal Revenue Code. In order to comply with new accounting standards mandated by the latest AICPA Accounting and Auditing Guide for Audits of Investment Companies (dated December 1, 2000), both premiums and discounts on debt securities will be amortized using the interest method for the next fiscal year beginning October 1, 2001. The effect of initially applying changes required by the Guide will have no effect on the net assets of the Funds. Distributions to shareholders are declared daily and reinvested or paid in cash monthly.


(2)  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     First Pacific Corporation ("FPC") provides the Funds with management and administrative services pursuant to a management agreement and administrative services agreement. In accordance with the terms of the management agreement and the administrative services agreement, FPC receives compensation at the annual rate of .50% and up to .05% of each Fund's average daily net assets, respectively.

     The Funds' distributor, First Pacific Securities, Inc. ("FPS"), a wholly-owned subsidiary of FPC, received $92,732 and $3,003 for costs incurred in connection with the sale of Hawaii Municipal Fund's shares and Hawaii Intermediate Fund's shares, respectively (See Note 3).

     First Pacific Recordkeeping, Inc. ("FPR"), a wholly-owned subsidiary of FPC, serves as the transfer agent for the Funds. FPR also provides the Hawaii Municipal Fund with certain clerical, bookkeeping and shareholder services pursuant to a service agreement approved by the Fund's directors. As compensation for these services FPR receives a fee, computed daily and payable monthly, at an annualized rate of .10% of average daily net assets.

     Certain officers and directors of the Funds are also officers of FPC, FPS and FPR.


(3)  DISTRIBUTION COSTS

     The Funds' Board of Directors, including a majority of the Directors who are not "interested persons" of the Funds, as defined in the Investment Company Act of 1940, adopted a distribution plan pursuant to Rule 12b-1 of the Act. The Plan regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

     The Plan provides that the Funds may incur certain costs, which may not exceed .25% per annum of the Funds' average daily net assets, for payment to the distributor for items such as advertising expenses, selling expenses, commissions or travel reasonably intended to result in sales of shares of the Funds.

HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

(4)  PURCHASES AND SALES OF SECURITIES

     Purchases and sales of securities aggregated $15,257,284 and $8,211,639, respectively, for the Hawaii Municipal Fund. Purchases and sales of securities for the Hawaii Intermediate Fund aggregated $588,715 and $372,000, respectively.


(5)  CUSTODY CREDITS

     Under an agreement with the Custodian Bank, custodian fees are paid by credits for cash balances. Any remaining credits are used to offset expenses of other vendors and service providers. During the six months ended March 31, 2002, such reductions amounted to $41,171 and $1,768 for the Hawaii Municipal Fund and the Hawaii Intermediate Fund, respectively. Credits used to offset expenses were as follows:

                           Municipal        Intermediate
                                Fund                Fund

           Custody          $  10,921            $   469
           Accounting          23,979              1,030
           Pricing              6,271                269
                            ---------            -------
                            $  41,171            $ 1,768
                            =========            =======

                               INVESTMENT MANAGER
                            First Pacific Corporation
                        2756 Woodlawn Drive, Suite #6-201
                           Honolulu, Hawaii 96822-1856


                                   DISTRIBUTOR
                         First Pacific Securities, Inc.
                        2756 Woodlawn Drive, Suite #6-201
                           Honolulu, Hawaii 96822-1856


                                    CUSTODIAN
                         Union Bank of California, N.A.
                         475 Sansome Street, 15th Floor
                         San Francisco, California 94111


                                  LEGAL COUNSEL
                          Drinker, Biddle & Reath, LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996


                    INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
                              Tait, Weller & Baker
                       Eight Penn Center Plaza, Suite #800
                      Philadelphia, Pennsylvania 19103-2108


                                 TRANSFER AGENT
                        First Pacific Recordkeeping, Inc.
                        2756 Woodlawn Drive, Suite #6-201
                           Honolulu, Hawaii 96822-1856